RENTAL INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Lease Income [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum rental revenues under existing leases on properties as of December 31, 2016 are expected to be as follows:
2017	$2,804,126
2018	1,103,683
2019	31,025
$3,938,834